Paradigm Value Fund
	Schedule of Investments
	September 30, 2024 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Air Courier Services
37,000	Air Transport Services Group, Inc. *	$ 599,030	1.14%

Communications Services, NEC
30,000	Calix, Inc. *	1,163,700	2.22%

Computer Communications Equipment
124,300	A10 Networks, Inc.	1,794,892
40,000	Extreme Networks, Inc. *	601,200
		2,396,092	4.57%

Computer Peripheral Equipment, NEC
80,000	Xerox Corporation	830,400	1.58%

Electrical Work
8,900	EMCOR Group Inc.	3,831,717	7.31%

Industrial Organic Chemicals
21,700	Sensient Technologies Corporation	1,740,774	3.32%

Laboratory Analytical Instruments
12,500	Revvity, Inc.	1,596,875	3.05%

Measuring & Controlling Devices, NEC
4,000	Onto Innovation Inc. *	830,240	1.58%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
55,000	Summit Materials, Inc. - Class A *	2,146,650	4.09%

Motor Vehicle Parts & Accessories
10,000	Modine Manufacturing Company *	1,327,900	2.53%

National Commercial Banks
32,000	First Merchants Corporation	1,190,400
9,000	National Bank Holdings Corporation - Class A	378,900
		1,569,300	2.99%

Printed Circuit Boards
10,000	Jabil, Inc.	1,198,300	2.29%

Radio & Tv Broadcasting & Communications Equipment
10,000	Aviat Networks Inc. *	216,300
100,000	Cambium Networks Corporation *	183,000
		399,300	0.76%

Retail - Catalog & Mail-Order Houses
4,000	Insight Enterprises, Inc. *	861,560	1.64%

Retail - Family Clothing Stores
67,600	American Eagle Outfitters, Inc.	1,513,564	2.89%

Retail - Retail Stores, NEC
6,000	IAC Inc. *	322,920	0.62%

Retail - Shoe Stores
51,000	Designer Brands Inc. - Class A	376,380	0.72%

Semiconductors & Related Devices
44,600	Kulicke & Soffa Industries Inc. (Singapore)	2,012,798
11,700	Qorvo, Inc. *	1,208,610
		3,221,408	6.13%

Services - Business Services, NEC
5,900	Concentrix Corp.	302,375
100,000	Conduent Incorporated *	403,000
		705,375	1.35%

Services - Help Supply Services
35,200	Kforce Inc.	2,163,040	4.12%

Services - Home Health Care Services
17,800	Addus HomeCare Corporation *	2,367,934	4.52%

Services - Management Services
60,000	R1 RCM Inc. *	850,200	1.62%

Services - Medical Laboratories
27,700	RadNet, Inc. *	1,922,103	3.67%

Services - Prepackaged Software
6,666	Consensus Cloud Solutions, Inc. *	156,984	0.30%

Services - Services, NEC
100,000	Enviri Corporation *	1,034,000	1.97%

Services - Skilled Nursing Care Facilities
6,000	The Ensign Group, Inc.	862,920	1.65%

Special Industry Machinery (No Metalworking Machinery)
3,500	Kadant Inc.	1,183,000	2.26%

Special Industry Machinery, NEC
6,000	Axcelis Technologies, Inc. *	629,100
30,900	Azenta, Inc. *	1,496,796
20,000	Veeco Instruments Inc. *	662,600
		2,788,496	5.31%

State Commercial Banks
8,000	Banner Corporation	476,480
16,000	Renasant Corporation	520,000
		996,480	1.90%

Surgical & Medical Instruments & Apparatus
60,000	Integra LifeSciences Holdings Corporation *	1,090,200
80,000	Orthofix Medical Inc. *	1,249,600
40,000	SI-Bone, Inc. *	559,200
80,000	Tactile Systems Technology Inc. *	1,168,800
		4,067,800	7.75%

Telegraph & Other Message Communications
7,200	Ziff Davis Inc. *	350,352	0.67%

Telephone & Telegraph Apparatus
4,000	Fabrinet (Thailand) *	945,760	1.80%

Transportation Services
8,300	GATX Corp.	1,099,335	2.10%

Water, Sewer, Pipeline, Comm & Power Line Construction
7,000	Primoris Services Corporation	406,560	0.78%

Wholesale - Computers & Peripheral Equipment & Software
10,832	TD SYNNEX Corporation	1,300,707	2.48%

Total for Common Stocks (Cost $18,919,749)		49,127,156	93.68%

REAL ESTATE INVESTMENT TRUSTS
10,450	Mid-America Apartment Communities Inc.	1,660,505	3.17%
Total for Real Estate Investment Trusts (Cost $292,493)		1,660,505

MONEY MARKET FUNDS
1,672,460	Goldman Sachs FS Government Fund Institutional - 4.78% **	1,672,460	3.19%
Total for Money Market Funds (Cost $1,672,460)

Total Investment Securities		52,460,121	100.04%
	(Cost $20,884,702)

Liabilities in Excess of Other Assets		(21,161)	-0.04%

Net Assets		$ 52,438,960	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at September 30, 2024.